Goodwill and intangible assets - Type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets	€ 1,620	€ 1,953
Customer relationships
Intangible assets
Intangible assets	1,178	1,401
Patents and licenses
Intangible assets
Intangible assets	183	232
Technologies
Intangible assets
Intangible assets	133	155
Amortization and translation difference	24	72
Tradenames and trademarks
Intangible assets
Intangible assets	€ 47	90
Remaining amortization period	1 year
Other intangible assets
Intangible assets
Intangible assets	€ 79	€ 75
Average for the year | Customer relationships
Intangible assets
Remaining amortization period	4 years
Average for the year | Patents and licenses
Intangible assets
Remaining amortization period	5 years
Average for the year | Technologies
Intangible assets
Remaining amortization period	3 years
Average for the year | Other intangible assets
Intangible assets
Remaining amortization period	3 years